Post employment benefits - Fair value of assets and present value of liabilities of schemes (Details) - Pension Plans - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Post employment benefits
Balance at beginning of the period	€ 55	€ 76
Service cost	(38)	(51)
Interest income/(cost)	5	4
Return on plan assets excluding interest income	(35)	(467)
Actuarial gains arising from changes in demographic assumptions	55	6
Actuarial gains arising from changes in financial assumptions	173	465
Actuarial losses arising from experience adjustments	(188)	(16)
Employer cash contributions	46	41
Exchange rate movements	18	5
Other movements	(9)	(8)
Balance at end of the period	82	55
Assets.
Post employment benefits
Balance at beginning of the period	4,854	5,148
Interest income/(cost)	237	229
Return on plan assets excluding interest income	(35)	(467)
Employer cash contributions	46	41
Member cash contributions	16	19
Benefits paid	(221)	(192)
Exchange rate movements	(149)	84
Other movements	(9)	(8)
Balance at end of the period	4,739	4,854
Liabilities.
Post employment benefits
Balance at beginning of the period	(4,799)	(5,072)
Service cost	(38)	(51)
Interest income/(cost)	(232)	(225)
Actuarial gains arising from changes in demographic assumptions	55	6
Actuarial gains arising from changes in financial assumptions	173	465
Actuarial losses arising from experience adjustments	(188)	(16)
Member cash contributions	(16)	(19)
Benefits paid	221	192
Exchange rate movements	167	(79)
Balance at end of the period	€ (4,657)	€ (4,799)